Cover	Nov. 04, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2024
Entity File Number	001-39907
Entity Registrant Name	SONDER HOLDINGS INC.
Entity Central Index Key	0001819395
Entity Tax Identification Number	85-2097088
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	447 Sutter St.
Entity Address, Address Line Two	Suite 405 #542
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94108
City Area Code	(617)
Local Phone Number	300-0956
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SOND
Security Exchange Name	NASDAQ
Warrants, each 20 warrants exercisable for one share of Common Stock at an exercise price of $230.00 per share
Title of 12(b) Security	Warrants, each 20 warrants exercisable for one share of Common Stock at an exercise price of $230.00 per share
Trading Symbol	SONDW
Security Exchange Name	NASDAQ